1. DESCRIPTION OF BUSINESS AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2014
Basis Of Presentation And Summary Of Significant Accounting Policies Tables
Restatements of transaction with CANX USA LLC
For the Three Months Ended	As Originally	Amount of
March 31, 2014	Presented	Restatement	As Restated

Interest expense	$(799,631)	$(33,700,000)	$(34,499,631)
Net loss	(37,773,949)	(33,700,000)	(71,473,949)
Net loss per share	$(0.05)	$(0.04)	$(0.09)

	As Originally	Amount of
March 31, 2014	Presented	Restatement	As Restated

Additional paid-in capital	$35,690,082	$33,700,000	$69,390,082
Accumulated deficit	(62,174,653)	(33,700,000)	(95,874,653)